Reserves for unpaid losses and loss adjustment expenses - Reconciliation of liabilities for unpaid loss and LAE (Details) - USD ($) $ in Millions	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reserves for unpaid losses and loss adjustment expenses
Total unpaid loss and LAE reserves, net of reinsurance			$ 1,540.6
Unallocated LAE			38.2
Liability for Unpaid Claims and Claims Adjustment Expense, Net, Total	$ 1,542.0	$ 1,468.8	1,578.8	$ 1,581.8	$ 1,354.6	$ 1,328.6	$ 1,361.3	$ 1,487.6
Reinsurance recoverable on unpaid losses
Total reinsurance recoverable on unpaid losses	349.0	358.3	319.7	334.9	304.7	291.5	283.1	322.2
Liability for Claims and Claims Adjustment Expense, Total	$ 1,891.0	$ 1,827.1	1,898.5	$ 1,916.7	$ 1,659.3	$ 1,620.1	$ 1,644.4	$ 1,809.8
Other property
Reserves for unpaid losses and loss adjustment expenses
Total unpaid loss and LAE reserves, net of reinsurance			432.6
Reinsurance recoverable on unpaid losses
Total reinsurance recoverable on unpaid losses			61.0
Property Catastrophe Excess
Reserves for unpaid losses and loss adjustment expenses
Total unpaid loss and LAE reserves, net of reinsurance			161.4
Reinsurance recoverable on unpaid losses
Total reinsurance recoverable on unpaid losses			40.1
Agriculture
Reserves for unpaid losses and loss adjustment expenses
Total unpaid loss and LAE reserves, net of reinsurance			45.6
Reinsurance recoverable on unpaid losses
Total reinsurance recoverable on unpaid losses			2.8
Accident & Health
Reserves for unpaid losses and loss adjustment expenses
Total unpaid loss and LAE reserves, net of reinsurance			155.8
Reinsurance recoverable on unpaid losses
Total reinsurance recoverable on unpaid losses			45.6
Aviation & Space
Reserves for unpaid losses and loss adjustment expenses
Total unpaid loss and LAE reserves, net of reinsurance			93.8
Reinsurance recoverable on unpaid losses
Total reinsurance recoverable on unpaid losses			22.9
Trade credit
Reserves for unpaid losses and loss adjustment expenses
Total unpaid loss and LAE reserves, net of reinsurance			39.2
Reinsurance recoverable on unpaid losses
Total reinsurance recoverable on unpaid losses			14.0
Marine
Reserves for unpaid losses and loss adjustment expenses
Total unpaid loss and LAE reserves, net of reinsurance			79.9
Reinsurance recoverable on unpaid losses
Total reinsurance recoverable on unpaid losses			17.5
Contingency
Reserves for unpaid losses and loss adjustment expenses
Total unpaid loss and LAE reserves, net of reinsurance			11.6
Reinsurance recoverable on unpaid losses
Total reinsurance recoverable on unpaid losses			2.6
Casualty
Reserves for unpaid losses and loss adjustment expenses
Total unpaid loss and LAE reserves, net of reinsurance			15.5
Runoff & Other
Reserves for unpaid losses and loss adjustment expenses
Total unpaid loss and LAE reserves, net of reinsurance			505.2
Reinsurance recoverable on unpaid losses
Total reinsurance recoverable on unpaid losses			$ 113.2